Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DoubleLine ETF Trust
Entity Central Index Key	0001886172
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000232947
Shareholder Report [Line Items]
Fund Name	DoubleLine Opportunistic Core Bond ETF
Trading Symbol	DBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF (formerly known as DoubleLine Opportunistic Bond ETF) for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DBND	$24	0.45%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 426,156,578
Holdings Count | Holding	864
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$426,156,578 Number of Portfolio Holdings864 Portfolio Turnover Rate20%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	24.2
US Government and Agency Obligations	23.3
US Corporate Bonds	14.4
Asset Backed Obligations	9.3
Non-Agency Residential Collateralized Mortgage Obligations	8.3
Foreign Corporate Bonds	6.9
Non-Agency Commercial Mortgage Backed Obligations	3.9
Collateralized Loan Obligations	3.6
Short-Term Investments	2.6
Bank Loans	2.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4
Other	0.7

Credit Quality Breakdown (% of Net Assets)

AAA	58.5
AA	2.7
A	8.7
BBB	15.7
BB	5.6
B	3.5
CCC and Below	1.1
Unrated Securities	2.1
Cash & Other	2.1
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Notes, 0.63%, 08/15/2030	5.6
U.S. Treasury Notes, 0.63%, 05/15/2030	5.3
U.S. Treasury Notes, 0.88%, 11/15/2030	4.6
U.S. Treasury Bonds, 1.38%, 11/15/2040	4.6
U.S. Treasury Notes, 0.75%, 01/31/2028	1.4
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	1.3
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	1.3
U.S. Treasury Bonds, 1.13%, 05/15/2040	1.1
FHLMC STACR REMIC Trust, Series 2025-DNA1-M1 (SOFR 30 Day Average + 1.05%), 5.39%, 01/25/2045	1.0
U.S. Treasury Bills, 0.00%, 07/31/2025	0.9

C000232948
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller CAPE<sup style="box-sizing: border-box; color: rgb(0, 117, 201); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> U.S. Equities ETF
Trading Symbol	CAPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CAPE	$33	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 301,320,567
Holdings Count | Holding	177
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$301,320,567 Number of Portfolio Holdings177 Portfolio Turnover Rate164%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Staples	25.5
Communication Services	24.8
Financials	24.4
Consumer Discretionary	24.3
Real Estate	0.6
Short-Term Investments	0.3
Other	0.1

Portfolio Characteristics

Median Mkt Cap ($B)	$22.73
Average Mkt Cap ($B)	$97.00
Price-to-EarningsFootnote Reference1	21.93%
Price-to-Book	4.02%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.6
Tesla, Inc.	3.2
Costco Wholesale Corp.	2.5
Procter & Gamble Co. (The)	2.4
Walmart, Inc.	2.3
Alphabet, Inc. - Class A	2.2
Prologis, Inc.	1.9
American Tower Corp.	1.9
Alphabet, Inc. - Class C	1.8

C000241667
Shareholder Report [Line Items]
Fund Name	DoubleLine Commercial Real Estate ETF
Trading Symbol	DCRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Commercial Real Estate ETF for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCRE	$20	0.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 251,707,264
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$251,707,264 Number of Portfolio Holdings218 Portfolio Turnover Rate30%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Non-Agency Commercial Mortgage Backed Obligations	65.0
Collateralized Loan Obligations	19.5
US Government and Agency Mortgage Backed Obligations	9.9
Short-Term Investments	4.0
Non-Agency Residential Collateralized Mortgage Obligations	1.3
Other	0.3

Credit Quality Breakdown (% of Net Assets)

AAA	83.5
AA	9.2
A	4.2
Cash & Other	3.1
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	2.0
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	2.0
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.8
FHLMC Multifamily Structured Pass-Through Certificates, Series K518-A2, 5.40%, 01/25/2029	1.6
FNMA, Pool BL2869, 2.79%, 07/01/2029	1.3
FNMA, Pool AN4952, 3.18%, 04/01/2027	1.2
FNMA, Pool AN5139, 3.13%, 04/01/2027	1.2
TRTX Issuer Ltd., Series 2022-FL5-A (CME Term SOFR 1 Month + 1.65%, 1.65% Floor), 5.97%, 02/15/2039	1.1
FHLMC Multifamily Structured Pass-Through Certificates, Series K741-A2, 1.60%, 12/25/2027	1.1
GS Mortgage Securities Trust, Series 2020-GC45-AAB, 2.84%, 02/13/2053	1.1

C000241668
Shareholder Report [Line Items]
Fund Name	DoubleLine Mortgage ETF
Trading Symbol	DMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMBS	$19	0.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 388,765,136
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$388,765,136 Number of Portfolio Holdings130 Portfolio Turnover Rate113%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Government and Agency Mortgage Backed Obligations	101.4
Non-Agency Residential Collateralized Mortgage Obligations	11.1
Short-Term Investments	5.3
Other	-17.8

Credit Quality Breakdown (% of Net Assets)

AAA	105.3
AA	3.1
A	0.1
BBB	4.0
Cash & Other	-12.5
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.50%, 04/25/2055	6.5
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 3.00%, 04/25/2055	5.0
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.50%, 04/25/2055	4.7
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	2.7
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	2.7
FHLMC UMBS, Pool RJ3490, 6.00%, 02/01/2055	2.6
FNMA REMICS, Series 2025-18-FH (SOFR 30 Day Average + 1.40%, 1.40% Floor, 6.50% Cap), 5.74%, 08/25/2054	2.6
FNMA UMBS, Pool FA0950, 5.50%, 03/01/2055	2.6
FNMA UMBS, Pool MA5503, 5.50%, 10/01/2044	2.6
FNMA UMBS, Pool BU1061, 2.50%, 10/01/2051	2.5

C000247709
Shareholder Report [Line Items]
Fund Name	DoubleLine Commodity Strategy ETF
Trading Symbol	DCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCMT	$34	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 24,736,231
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,736,231 Number of Portfolio Holdings23 Portfolio Turnover Rate58%
Holdings [Text Block]

What did the Fund invest in?

Collateral (% of Net Assets)

Treasury Bills	93.1
Cash	6.9

Commodity Exposure (% of Net Assets)

Energy	51.8
Agriculture	21.6
Precious Metals	10.1
Livestock	9.1
Industrial Metals	7.4
The Fund gained exposure to these allocations through the use of swap contracts.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 0.00%, 05/13/2025	22.5
U.S. Treasury Bills, 0.00%, 07/31/2025	20.3
U.S. Treasury Bills, 0.00%, 05/08/2025	18.1
U.S. Treasury Bills, 0.00%, 04/22/2025	17.7
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	4.4
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	4.4
U.S. Treasury Bills, 0.00%, 05/20/2025	4.0
U.S. Treasury Bills, 0.00%, 06/03/2025	4.0
U.S. Treasury Bills, 0.00%, 07/22/2025	4.0
U.S. Treasury Bills, 0.00%, 08/21/2025	2.4

C000247710
Shareholder Report [Line Items]
Fund Name	DoubleLine Fortune 500 Equal Weight ETF
Trading Symbol	DFVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 10/1/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DFVE	$10	0.20%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,401,829
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,401,829 Number of Portfolio Holdings460 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Consumer Discretionary	16.1
Industrials	16.0
Financials	14.8
Health Care	9.8
Consumer Staples	9.5
Information Technology	8.6
Materials	7.1
Energy	6.3
Utilities	5.9
Communication Services	4.3
Real Estate	1.3
Short-Term Investments	0.2
Other	0.1

Portfolio Characteristics

Median Market Cap ($B)	$28.31
Average Mkt Cap ($B)	$99.13
Price-to-EarningsFootnote Reference1	15.51%
Price-to-Book	2.35%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Concentrix Corp.	0.3
Dollar General Corp.	0.3
Celanese Corp. - Class A	0.3
Huntington Ingalls Industries, Inc.	0.3
Science Applications International Corp.	0.3
Mosaic Co. (The)	0.3
BJ's Wholesale Club Holdings, Inc.	0.3
AutoZone, Inc.	0.3
Newmont Corp.	0.3
ConocoPhillips	0.3

C000255273
Shareholder Report [Line Items]
Fund Name	DoubleLine Multi-Sector Income ETF
Trading Symbol	DMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF for the period of 11/29/2024 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DMX	$16	0.49%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Footnote**	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.49%
AssetsNet	$ 25,838,319
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$25,838,319 Number of Portfolio Holdings229 Portfolio Turnover Rate27%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

US Corporate Bonds	32.6
Bank Loans	30.2
Non-Agency Commercial Mortgage Backed Obligations	11.1
Short-Term Investments	9.3
Non-Agency Residential Collateralized Mortgage Obligations	7.5
Collateralized Loan Obligations	7.3
Asset Backed Obligations	4.0
Foreign Corporate Bonds	3.5
Other	-5.5

Credit Quality Breakdown (% of Net Assets)

Investment Grade	34.0
Below Investment Grade	60.9
Unrated	1.3
Cash & Other	3.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class, 4.27%	4.6
JPMorgan U.S. Government Money Market Fund - Class IM, 4.31%	4.7
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 7.24%, 07/19/2031	3.9
OBX Trust, Series 2024-NQM18-M1, 6.17%, 10/25/2064	2.4
Verus Securitization Trust, Series 2024-9-B1, 6.85%, 11/25/2069	2.4
Verus Securitization Trust, Series 2025-1-B1, 7.01%, 01/25/2070	1.9
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027	1.2
Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	1.1
XHR LP, 6.63%, 05/15/2030	1.0
Dividend Solar Loans LLC, Series 2017-1-C, 7.00%, 03/22/2038	1.0

C000257761
Shareholder Report [Line Items]
Fund Name	DoubleLine Asset-Backed Securities ETF
Trading Symbol	DABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF for the period of 2/28/2025 to 3/31/2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
DABS	$3	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Footnote**	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.39%
AssetsNet	$ 53,202,468
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,202,468 Number of Portfolio Holdings47 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Specialized Finance	54.5
Diversified Financial Services	3.8
Consumer Finance	3.4
Short-Term Investments	0.4
Other	37.9

Credit Quality Breakdown (% of Net Assets)

AAA	3.0
AA	5.3
A	21.2
BBB	32.2
Cash & Other	38.3
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B, 3.43%, 10/15/2046	2.6
SoFi Consumer Loan Program Trust, Series 2025-1-D, 5.72%, 02/27/2034	2.4
SoFi Consumer Loan Program Trust, Series 2025-1-C, 5.42%, 02/27/2034	2.4
GoodLeap Home Improvement Solutions Trust, Series 2025-1A-B, 6.27%, 02/20/2049	2.4
Willis Engine Structured Trust IV, Series 2018-A-A, 4.75%, 09/15/2043	2.3
CyrusOne Data Centers Issuer I LLC, Series 2024-2A-A2, 4.50%, 05/20/2049	2.3
Navigator Aviation Ltd., Series 2024-1-B, 6.09%, 08/15/2049	2.3
EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	2.3
Cologix Data Centers US Issuer LLC, Series 2021-1A-B, 3.79%, 12/26/2051	2.2
Affirm Asset Securitization Trust, Series 2023-X1-C, 8.25%, 11/15/2028	2.2